Commitments and Contingencies (Schedule of Minimum Lease Payments for Non-cancelable Leases) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Operating Leases
Operating leases, fiscal 2014	$ 19.3
Operating leases, fiscal 2015	13.3
Operating leases, fiscal 2016	10.4
Operating leases, fiscal 2017	8.7
Operating leases, fiscal 2018	4.8
Operating leases, thereafter	10.2
Operating leases, total minimum lease payments	66.7
Capital Leases
Capital leases, fiscal 2014	1.5
Capital leases, fiscal 2015	1.5
Capital leases, fiscal 2016	0.4
Capital leases, fiscal 2017	0
Capital leases, fiscal 2018	0
Capital leases, thereafter	0
Capital leases, total minimum lease payments	3.4
Capital leases, interest portion of total minimum lease payments	(0.2)
Capital leases, present value of minimum lease payments	$ 3.2